Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of detailed trade and other receivables
	December 31,
	2023	2022
	$	$
Trade accounts receivable	67	403
Value added tax	103	275
Other receivables	52	54
	222	732